CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash and cash equivalents (Note 5)	$ 927,694	$ 2,529,010
Short-term investments, including related party amounts of $nil and $992 (Note 6)	333,594	206,470
Trade receivables, net (Note 7)	798,102	595,746
Accounts receivable, related parties (Note 26)	2,673	16,698
Inventory and spare parts (Note 8)	319,956	239,571
Prepaid expenses, including related party amounts of $26,722 and $1,052	232,352	364,164
Deferred tax assets (Note 24)	234,658	212,687
VAT receivable	164,761	110,288
Other current assets, including assets held for sale of $10,430 and $18,519 (Note 2)	102,813	126,694
Total current assets	3,116,603	4,401,328
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation of $6,196,117 and $5,098,418 (Note 9), including advances given to related parties of $96,138 and $30,667	7,971,830	7,750,617
LICENSES, net of accumulated amortization of $384,405 and $341,421 (Notes 3 and 11)	294,728	364,722
GOODWILL (Notes 3 and 12)	981,335	803,773
OTHER INTANGIBLE ASSETS, net of accumulated amortization of $ 1,516,949 and $1,278,010, including prepayments to related parties of $48,425 and $nil (Notes 3 and 13)	1,541,638	1,069,614
DEBT ISSUANCE COSTS, net of accumulated amortization of $191,453 and $114,251	104,818	127,069
INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Note 14)	241,792	220,450
INVESTMENTS IN SHARES OF SVYAZINVEST (Note 15)	0	859,669
OTHER INVESTMENTS, including related party amounts of $125,721 and $43,795 (Note 16)	128,582	48,701
OTHER NON-CURRENT ASSETS, including restricted cash of $4,719 and $6,389 (Note 17), deferred tax assets of $81,816 and $97,355 (Note 24) and related party amounts of $nil and $1,615	96,716	118,546
Total assets	14,478,042	15,764,489
CURRENT LIABILITIES:
Accounts payable, related parties (Note 26)	52,984	80,489
Trade accounts payable	629,077	509,846
Deferred connection fees, current portion (Note 20)	49,212	46,930
Subscriber prepayments and deposits	523,464	501,848
Debt, current portion (Note 18), including related party amounts of $7,558 and $31,006	256,052	801,242
Notes payable, current portion (Note 18)	492,176	1,218,084
Capital lease obligation, current portion (Note 10), including related party amounts of $141 and $1,344	8,882	3,173
Income tax payable	26,071	16,325
Accrued liabilities (Note 23)	799,804	826,701
Bitel liability (Note 32)	210,760	170,000
Other payables	106,659	104,397
Total current liabilities	3,155,141	4,279,035
LONG-TERM LIABILITIES:
Notes payable, net of current portion (Note 18)	2,830,676	1,391,549
Debt, net of current portion (Note 18), including related party amounts of $7,005 and $15,929	3,561,953	4,935,275
Capital lease obligation, net of current portion (Note 10), including related party amounts of $nil and $146	10,873	921
Deferred connection fees, net of current portion (Note 20)	106,076	116,168
Deferred taxes (Note 24)	292,070	298,453
Retirement and post-retirement obligations (Note 29)	42,430	25,537
Property, plant and equipment contributions (Note 21)	88,859	90,349
Long term accounts payable, related parties (Note 26)	0	38,273
Other long-term liabilities	146,217	140,957
Total long-term liabilities	7,079,154	7,037,482
Total liabilities	10,234,295	11,316,517
COMMITMENTS AND CONTINGENCIES (Note 32)
Redeemable noncontrolling interest (Note 28)	86,944	82,261
SHAREHOLDERS' EQUITY:
Common stock (2,096,975,792 shares with a par value of 0.1 rubles authorized and 1,993,326,138 shares issued as of December 31, 2010 and 2009, 777,396,505 of which are in the form of ADS as of December 31, 2010 and 2009) (Note 27)	50,558	50,558
Treasury stock (76,456,876 common shares at cost as of December 31, 2010 and 2009)	(1,054,926)	(1,054,926)
Additional paid-in capital	0	0
Accumulated other comprehensive loss	(771,957)	(748,422)
Retained earnings	4,901,140	5,097,462
Nonredeemable noncontrolling interest	1,031,988	1,021,039
Total shareholders' equity	4,156,803	4,365,711
Total liabilities and shareholders' equity	$ 14,478,042	$ 15,764,489